FAIR VALUE DISCLOSURES - Summary of Financial Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis (Detail) (Fair Value, Measurements, Nonrecurring, USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2012		Dec. 31, 2011
Fair Value Measurements Using Level 1
Assets
Impaired loans	$ 0	[1]	$ 0	[1]
Other Real Estate Owned, Fair Value Disclosure	0		0
Covered Other Real Estate Owned, Fair Value Disclosure	0		0
Fair Value Measurements Using Level 2
Assets
Impaired loans	0	[1]	0	[1]
Other Real Estate Owned, Fair Value Disclosure	0		0
Covered Other Real Estate Owned, Fair Value Disclosure	0		0
Fair Value Measurements Using Level 3
Assets
Impaired loans	19,564	[1]	20,279	[1]
Other Real Estate Owned, Fair Value Disclosure	5,651		4,188
Covered Other Real Estate Owned, Fair Value Disclosure	$ 14,059		$ 6,412

[1]	Amounts represent the fair value of collateral for impaired loans allocated to the allowance for loan and lease losses. Fair values are determined using actual market prices (Level 1), independent third party valuations discounted as appropriate (Level 2) and borrower records discounted as appropriate (Level 3).